INVESTMENT ADVISER
 James Investment Research, Inc.
            P.O. Box 8
        Alpha, Ohio 45301                                JAMES
      jamesfunds@jir-inc.com                           ADVANTAGE
                o                                        FUNDS
            CUSTODIAN
       Firstar Bank, N. A.                          Advised by James
        425 Walnut Street                      Investment Research, Inc.
      Cincinnati, Ohio 45202
                o                                          o
          TRANSFER AGENT
 Countrywide Fund Services, Inc.                    December 31, 1999
        312 Walnut Street                          Semi-Annual Report
      Cincinnati, Ohio 45202                           (Unaudited)
                o
       INDEPENDENT AUDITORS                                o
      Deloitte & Touche LLP
   1700 Courthouse Plaza, N.E.
        Dayton, Ohio 45402                       THE GOLDEN RAINBOW FUND
                o
           DISTRIBUTOR                          THE JAMES SMALL CAP FUND
    CW Fund Distributors, Inc.
        312 Walnut Street                     THE JAMES MARKET NEUTRAL FUND
      Cincinnati, Ohio 45202
                o                             THE JAMES LARGE CAP PLUS FUND
          LEGAL COUNSEL
Brown, Cummins & Brown Co. L.P.A.
         3500 Carew Tower
      Cincinnati, Ohio 45202

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

The most recent addition to the James Advantage Funds, the Large Cap Plus Fund, continues to surpass its objective of outperforming the S&P 500 index. We are extremely pleased with the performance of our new fund. We also believe it to be a healthy form of diversification in our Fund Family. Together with the Small Cap Value, the Market Neutral, and the more conservative balanced approach of the Golden Rainbow, the James Advantage Funds offer an array of equity risk levels. Of course, the Money Market Account provides a high level of safety for those wishing to scale into the other funds over time.

INVESTMENT GOALS AND OBJECTIVES

The latter half of 1999 saw the market continue its divergence between growth and value. As the Federal Reserve began tightening monetary policy, almost all sectors of the market, except technology stocks and energy stocks, lost ground. Even former growth oriented stocks began to suffer from higher rates, and portfolios without a heavy over-weighting in technology posted returns lower than what many investors had become accustomed. The James Advantage Funds have continued to adhere to their stated objectives.

The value approach of the Golden Rainbow has not been diluted due to swings in sentiment or the cyclical moves of interest rates. The Market Neutral's objective of positive returns regardless of the direction of the market takes on added value to investors concerned about the level of the markets. The Small Cap Value strategy is the most vulnerable to the Fed's tightening moves as investors often fear greater damage to earnings growth in smaller companies than in larger companies.

INVESTMENT PHILOSOPHY

The Funds' Advisor, James Investment Research, Inc., has typically been a value manager. We have found that over time, portfolios managed under the mantle of "Value investing" have done well. James has made a fundamental decision to retain this value-investing style in its traditional products, specifically the Golden Rainbow and the Small Cap Value. This will help us to be able to outperform when value investing returns as the dominant style. We believe our clients need to be sure that the style they think we have, is in fact, the style we do have.

However, we also know that many clients, especially those with higher tolerances for risk, need a suitable investment strategy. That is why we started the Large Cap Plus Fund in November. This momentum style is a departure from the value style and offers clients an opportunity to put some of their assets into a more aggressive style, while remaining with James' dedication to research and service.

STRATEGY FOR MEETING FUND OBJECTIVES

In the rising interest rate environment of the last half of 1999, the Golden Rainbow will maintain a low duration on the bonds in the portfolio. This helped to reduce the negative impact of rising interest rates by avoiding large positions in longer-term bonds. Callable Agency securities helped the Fund to generate income for clients depending on their dividends from the Fund. Equity levels remained at about 55 percent of total assets. The Small Cap Fund continued to invest in undervalued stocks with strong value traits. While that strategy did not work in 1999, we remain confident of its merits over time. The Market Neutral Fund continues to focus on a combination of growth and value for those stocks held long and short. The Large Cap Plus strategy, which began in November, concentrates on growth stocks with strong earnings momentum and price momentum. This new product is designed to participate in whatever sectors and industries are currently the strongest, and so has a higher turnover rate. It also is a riskier approach because it is a non-diversified product, and so can have large exposures in certain sectors, such as technology. While this strategy has been successful in the past, investors looking to diversify into it should consider these risks and should discuss the move with a James representative before making significant changes to their portfolios.

FUND PERFORMANCE

The Golden Rainbow managed to achieve positive returns in 1999 despite the rising interest rate environment and the continued disfavor of value stocks. Despite one of the worst years in history for high quality bonds, the fund did meet its objective of preservation of capital and continued to provide income and some growth, utilizing a lower risk strategy. The Small Cap Fund under-performed, as did most value stocks. This performance underscores the importance of diversification and suggests that a combination of several of the James Advantage Funds may be a more prudent approach than an investment in a single fund. The Market Neutral Fund did not meet its objective as investors continued to favor highly speculative issues, which the Fund considers to be overvalued. We continue to believe the Market Neutral Fund will provide solid returns over time. The Large Cap Plus returned over 22 percent for the period ending December 31, 1999, even though it only began in November. Clearly, this was the right strategy for that time period, as the Fund's benchmark, the S&P 500 returned only about 8.74 percent.

EXPECTATIONS FOR THE FUTURE

The first year of the new millennium will be a fascinating time in the financial markets. The Federal Reserve will most likely continue to raise short-term interest rates, while the U.S. Treasury says it will buy back U.S. debt, which pushes longer term rates lower. Interest sensitive stocks, such as financials and consumer cyclicals, will continue to be under pressure, and in the process, create value opportunities. Technology stocks, which have not exhibited concerns over higher rates, are reaching breathtaking valuations, and mergers between technology companies and cyclical companies (such as the AOL-Time Warner deal) change the fundamentals of both companies. In these turbulent times there will certainly be winners and losers. Our disciplined approach and dedication to research will remain the basic tools we use to sort things out.

/s/ Thomas L. Mangan

Thomas L. Mangan
Vice President and Chief Financial Officer

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1999 (Unaudited)
===========================================================================================================================
                                                              The Golden      The James        The James        The James
                                                               Rainbow        Small Cap      Market Neutral   Large Cap Plus
                                                                 Fund            Fund             Fund             Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
     At amortized cost ..................................    $ 77,689,831    $  4,592,147     $  4,051,318     $  3,069,176
                                                             ============    ============     ============     ============
     At value (Note 1) ..................................    $ 94,887,963    $  4,529,207     $  4,904,557     $  3,493,368
Segregated cash with brokers (Note 1) ...................              --              --        3,493,997               --
Receivable for capital shares sold ......................             813             300              200           45,709
Dividends and interest receivable .......................         768,327           1,507           14,709            2,802
Other assets ............................................          60,058           4,798            2,002           16,461
                                                             ------------    ------------     ------------     ------------
     TOTAL ASSETS .......................................      95,717,161       4,535,812        8,415,465        3,558,340
                                                             ------------    ------------     ------------     ------------
LIABILITIES
Securities sold short (proceeds $2,333,273) (Note 1) ....              --              --        2,424,188               --
Payable for capital shares redeemed .....................         105,423              --           24,228               --
Payable for securities purchased ........................              --         158,921               --          407,358
Dividends payable on securities sold short ..............              --              --              416               --
Accrued expenses:
     Management fees (Note 3) ...........................          60,723           4,114            8,606            2,660
     12b-1 distribution and service fees (Note 3) .......          71,415           4,287            5,034              860
     Other ..............................................           9,631              --               --               --
                                                             ------------    ------------     ------------     ------------
          TOTAL LIABILITIES .............................         247,192         167,322        2,462,472          410,878
                                                             ------------    ------------     ------------     ------------

NET ASSETS ..............................................    $ 95,469,969    $  4,368,490     $  5,952,993     $  3,147,462
                                                             ============    ============     ============     ============
NET ASSETS CONSIST OF:
Paid-in capital .........................................    $ 76,519,124    $  4,987,639     $  6,850,838     $  2,720,115
Undistributed net investment income (loss) ..............           5,507         (12,606)           5,547             (763)
Accumulated net realized gains (losses) from
     security transactions ..............................       1,747,206        (543,603)      (1,665,716)           3,918
Net unrealized appreciation (depreciation) on investments      17,198,132         (62,940)         762,324          424,192
                                                             ------------    ------------     ------------     ------------
NET ASSETS ..............................................    $ 95,469,969    $  4,368,490     $  5,952,993     $  3,147,462
                                                             ============    ============     ============     ============
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) (Note 1)        5,786,342         431,059          671,983          256,821
                                                             ============    ============     ============     ============

Net asset value and redemption price per share (Note 1) .    $      16.50    $      10.13     $       8.86     $      12.26
                                                             ============    ============     ============     ============

Maximum offering price per share (Note 1) ...............    $      17.51    $      10.75     $       9.40     $      13.01
                                                             ============    ============     ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1999 (Unaudited)
==============================================================================================================================
                                                                The Golden        The James       The James        The James
                                                                 Rainbow          Small Cap     Market Neutral   Large Cap Plus
                                                                   Fund            Fund(A)          Fund(A)          Fund(A)
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
     Dividends ............................................    $    346,589     $     23,520     $     17,055     $        789
     Interest .............................................       1,636,531            2,429          157,900            3,606
                                                               ------------     ------------     ------------     ------------
          TOTAL INVESTMENT INCOME .........................       1,983,120           25,949          174,955            4,395
                                                               ------------     ------------     ------------     ------------
EXPENSES
     Management fees (Note 3) .............................         382,329           30,126           60,812            3,505
     12b-1 distribution and service fees - Class A (Note 3)         129,165            6,426            9,222              860
     Administration fees (Note 3) .........................          34,926               --               --               --
     Accounting services fees (Note 3) ....................          18,000               --               --               --
     Postage and supplies .................................          12,589               --               --               --
     Professional fees ....................................          10,680               --               --               --
     Custodian fees and expenses ..........................           9,519               --               --               --
     Transfer agent fees (Note 3) .........................           9,377               --               --               --
     Shareholder report printing and mailing ..............           8,493               --               --               --
     Trustees fees ........................................           1,899            2,003            1,899              793
     Dividend expense on securities sold short ............              --               --           17,446               --
     Other expenses .......................................          13,293               --               --               --
                                                               ------------     ------------     ------------     ------------
          Total expenses before fee waivers ...............         630,270           38,555           89,379            5,158
                                                               ------------     ------------     ------------     ------------
     Management fees waived (Note 3) ......................         (23,973)              --               --               --
     12b-1 distribution and service fees waived (Note 3) ..         (67,113)              --               --               --
                                                               ------------     ------------     ------------     ------------
          Total fee waivers ...............................         (91,086)              --               --               --
                                                               ------------     ------------     ------------     ------------
          Net expenses ....................................         539,184           38,555           89,379            5,158
                                                               ------------     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS) ..............................       1,443,936          (12,606)          85,576             (763)
                                                               ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES)
     ON INVESTMENTS
     Net realized gains (losses) from security transactions       4,048,406         (529,521)          47,872            3,918
     Net realized losses on closed short positions ........              --               --         (859,809)              --
     Net change in unrealized appreciation/depreciation
          on investments ..................................      (2,447,535)        (557,084)         467,182          424,192
                                                               ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS ..............................       1,600,871       (1,086,605)        (344,755)         428,110
                                                               ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS ......................................    $  3,044,807     $ (1,099,211)    $   (259,179)    $    427,347
                                                               ============     ============     ============     ============

(A) Represents the period from the initial public offering of shares (November 1, 1999) through December 31, 1999.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1999 and June 30, 1999
===========================================================================================
                                                               Six Months          Year
                                                                  Ended           Ended
                                                              Dec. 31, 1999      June 30,
                                                               (Unaudited)         1999
-------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income ...............................    $  1,443,936     $  3,260,385
     Net realized gains on investments ...................       4,048,406        6,108,860
     Net change in unrealized appreciation/
         depreciation on investments .....................      (2,447,535)        (301,156)
                                                              ------------     ------------
Net increase in net assets from operations ...............       3,044,807        9,068,089
                                                              ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ................      (1,468,014)      (3,303,746)
     Distributions from net realized gains ...............      (5,724,817)     (16,312,364)
                                                              ------------     ------------
Decrease in net assets from distributions to shareholders       (7,192,831)     (19,616,110)
                                                              ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold ...........................       3,050,153        7,395,720
     Net asset value of shares issued in
         reinvestment of distributions to shareholders ...       6,982,183       18,933,981
     Payments for shares redeemed ........................     (18,216,786)     (40,073,518)
                                                              ------------     ------------
Net decrease in net assets from capital share transactions      (8,184,450)     (13,743,817)
                                                              ------------     ------------

TOTAL DECREASE IN NET ASSETS .............................     (12,332,474)     (24,291,838)

NET ASSETS
     Beginning of period .................................     107,802,443      132,094,281
                                                              ------------     ------------
     End of period .......................................    $ 95,469,969     $107,802,443
                                                              ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME ......................    $      5,508     $     29,585
                                                              ============     ============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold .........................................         177,726          418,738
     Shares issued in reinvestment of
         distributions to shareholders ...................         427,578        1,106,830
     Shares redeemed .....................................      (1,058,681)      (2,251,386)
                                                              ------------     ------------
     Net decrease in shares outstanding ..................        (453,377)        (725,818)
     Shares outstanding, beginning of period .............       6,239,719        6,965,537
                                                              ------------     ------------
     Shares outstanding, end of period ...................       5,786,342        6,239,719
                                                              ============     ============

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1999 and June 30, 1999
===========================================================================================
                                                              Six Months          Year
                                                                 Ended           Ended
                                                             Dec. 31, 1999      June 30,
                                                              (Unaudited)        1999(A)
-------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment loss ................................    $    (12,606)    $     (3,171)
     Net realized losses on investments .................        (529,521)         (14,082)
     Net change in unrealized appreciation/
         depreciation on investments ....................        (557,084)         494,144
                                                             ------------     ------------
Net increase (decrease) in net assets from operations ...      (1,099,211)         476,891
                                                             ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Return of capital ..................................              --             (985)
                                                             ------------     ------------
Decrease in net assets from distributions to shareholders              --             (985)
                                                             ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold ..........................         682,195        6,266,758
     Net asset value of shares issued in
         reinvestment of distributions to shareholders ..              --              985
     Payments for shares redeemed .......................      (1,778,248)        (179,895)
                                                             ------------     ------------
Net increase (decrease) in net assets from
     capital share transactions .........................      (1,096,053)       6,087,848
                                                             ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................      (2,195,264)       6,563,754

NET ASSETS
     Beginning of period ................................       6,563,754               --
                                                             ------------     ------------
     End of period ......................................    $  4,368,490     $  6,563,754
                                                             ============     ============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold ........................................          68,197          569,652
     Shares issued in reinvestment of
         distributions to shareholders ..................              --               90
     Shares redeemed ....................................        (190,324)         (16,556)
                                                             ------------     ------------
     Net increase (decrease) in shares outstanding ......        (122,127)         553,186
     Shares outstanding, beginning of period ............         553,186               --
                                                             ------------     ------------
     Shares outstanding, end of period ..................         431,059          553,186
                                                             ============     ============

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1999 and June 30, 1999
==========================================================================================
                                                              Six Months        Period
                                                                 Ended           Ended
                                                             Dec. 31, 1999      June 30,
                                                              (Unaudited)        1999(A)
------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income ..............................    $     85,576     $     95,453
     Net realized gains (losses) from:
          Security transactions .........................          47,872         (187,769)
          Closed short positions ........................        (859,809)        (666,010)
     Net change in unrealized appreciation/
          depreciation on investments ...................         467,182          295,142
                                                             ------------     ------------
Net decrease in net assets from operations ..............        (259,179)        (463,184)
                                                             ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ...............         (83,047)         (92,435)
                                                             ------------     ------------
Decrease in net assets from distributions to shareholders         (83,047)         (92,435)
                                                             ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold ..........................         903,771        9,117,948
     Net asset value of shares issued in
          reinvestment of distributions to shareholders .          82,867           92,407
     Payments for shares redeemed .......................      (2,975,154)        (371,001)
                                                             ------------     ------------
Net increase (decrease) in net assets
     from capital share transactions ....................      (1,988,516)       8,839,354
                                                             ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .................      (2,330,742)       8,283,735
                                                             ------------     ------------
NET ASSETS
     Beginning of period ................................       8,283,735               --
                                                             ------------     ------------
     End of period ......................................    $  5,952,993     $  8,283,735
                                                             ============     ============

UNDISTRIBUTED NET INVESTMENT INCOME .....................    $      5,547     $      3,018
                                                             ============     ============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold ........................................          97,689          918,724
     Shares issued in reinvestment of
          distributions to shareholders .................           9,202            9,721
     Shares redeemed ....................................        (325,158)         (38,195)
                                                             ------------     ------------
     Net increase (decrease) in shares outstanding ......        (218,267)         890,250
     Shares outstanding, beginning of period ............         890,250               --
                                                             ------------     ------------
     Shares outstanding, end of period ..................         671,983          890,250
                                                             ============     ============

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                     Period
                                                                     Ended
                                                                Dec. 31, 1999(A)
                                                                  (Unaudited)
--------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment loss .....................................     $       (763)
     Net realized gains on investments .......................            3,918
     Net change in unrealized appreciation/
          depreciation on investments ........................          424,192
                                                                   ------------
Net increase in net assets from operations ...................          427,347
                                                                   ------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold ...............................        2,735,710
     Payments for shares redeemed ............................          (15,595)
                                                                   ------------
Net increase in net assets from
     capital share transactions ..............................        2,720,115
                                                                   ------------

TOTAL INCREASE IN NET ASSETS .................................        3,147,462

NET ASSETS
     Beginning of period .....................................               --
                                                                   ------------
     End of period ...........................................     $  3,147,462
                                                                   ============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold .............................................          258,089
     Shares redeemed .........................................           (1,268)
                                                                   ------------
     Net increase in shares outstanding ......................          256,821
     Shares outstanding, beginning of period .................               --
                                                                   ------------
     Shares outstanding, end of period .......................          256,821
                                                                   ============

(A) Represents the period from the initial public offering of shares (November 1, 1999) through December 31, 1999.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                               Six Months
                                                  Ended                               Year Ended June 30,
                                              Dec. 31, 1999     -------------------------------------------------------------
                                               (Unaudited)         1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......  $   17.28       $   18.96    $   19.31    $   17.56    $   18.27    $   16.67
                                                ---------       ---------    ---------    ---------    ---------    ---------
Income from investment operations:
     Net investment income ...................       0.25            0.49         0.65         0.66         0.73         0.69
     Net realized and unrealized
         gains on investments ................       0.27            0.91         1.08         2.16         0.61         1.94
                                                ---------       ---------    ---------    ---------    ---------    ---------
Total from investment operations .............       0.52            1.40         1.73         2.82         1.34         2.63
                                                ---------       ---------    ---------    ---------    ---------    ---------
Less distributions:
     From net investment income ..............      (0.25)          (0.49)       (0.65)       (0.68)       (0.74)       (0.68)
     From net realized gains on investments ..      (1.05)          (2.59)       (1.43)       (0.39)       (1.31)       (0.35)
                                                ---------       ---------    ---------    ---------    ---------    ---------
Total distributions ..........................      (1.30)          (3.08)       (2.08)       (1.07)       (2.05)       (1.03)
                                                ---------       ---------    ---------    ---------    ---------    ---------

Net asset value at end of period .............  $   16.50       $   17.28    $   18.96    $   19.31    $   17.56    $   18.27
                                                =========       =========    =========    =========    =========    =========

Total return(A) ..............................      3.16%           7.97%        9.47%       16.55%        7.76%       16.54%
                                                =========       =========    =========    =========    =========    =========

Net assets at end of period (000's) ..........  $  95,470       $ 107,802    $ 132,094    $ 157,183    $ 184,307    $ 191,473
                                                =========       =========    =========    =========    =========    =========

Ratios/Supplemental Data:

Ratio of net expenses to average net assets(B)      1.04%(C)        1.00%        1.08%        1.09%        1.06%        1.04%

Ratio of net investment income
     to average net assets ...................      2.80%(C)        2.71%        3.29%        3.63%        4.01%        4.05%

Portfolio turnover rate ......................        59%(C)          38%          54%          56%          83%          48%

(A) Total returns exclude the effect of applicable sales loads and is not annualized.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.22%(C) for the six months ended December 31, 1999 and 1.19%, 1.23%, 1.24%, 1.26% and 1.27% for the years ended June 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 3).

(C) Annualized.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================
                   Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------
                                                   Six Months      Period
                                                      Ended         Ended
                                                  Dec. 31, 1999    June 30,
                                                   (Unaudited)      1999(A)
--------------------------------------------------------------------------------

Net asset value at beginning of period ...........  $   11.87      $   10.00
                                                    ---------      ---------
Income (loss) from investment operations:
     Net investment loss .........................      (0.03)         (0.00)
     Net realized and unrealized gains
          (losses) on investments ................      (1.71)          1.87
                                                    ---------      ---------
Total from investment operations .................      (1.74)          1.87
                                                    ---------      ---------
Less distributions:
     Return of capital ...........................         --          (0.00)
                                                    ---------      ---------

Net asset value at end of period .................  $   10.13      $   11.87
                                                    =========      =========

Total return(B) ..................................     (14.66%)        18.74%
                                                    =========      =========

Net assets at end of period (000's) ..............  $   4,368      $   6,564
                                                    =========      =========

Ratios/Supplemental Data:

Ratio of net expenses to average net assets ......      1.50%(C)       1.49%(C)

Ratio of net investment loss to average net assets     (0.49%)(C)     (0.11%)(C)

Portfolio turnover rate ..........................        62%(C)         42%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B) Total return excludes the effect of applicable sales loads and is not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
=====================================================================================
Per Share Data for a Share Outstanding Throughout Each Period
-------------------------------------------------------------------------------------
                                                         Six Months          Period
                                                            Ended             Ended
                                                        Dec. 31, 1999        June 30,
                                                         (Unaudited)         1999(A)
-------------------------------------------------------------------------------------
Net asset value at beginning of period ...............    $    9.30         $   10.00
                                                          ---------         ---------
Income (loss) from investment operations:
     Net investment income ...........................         0.11              0.13
     Net realized and unrealized losses on investments        (0.44)            (0.70)
                                                          ---------         ---------
Total from investment operations .....................        (0.33)            (0.57)
                                                          ---------         ---------
Less distributions:
     From net investment income ......................        (0.11)            (0.13)
                                                          ---------         ---------

Net asset value at end of period .....................    $    8.86         $    9.30
                                                          =========         =========

Total return(B) ......................................      (3.56)%           (5.74)%
                                                          =========         =========

Net assets at end of period (000's) ..................    $   5,953         $   8,284
                                                          =========         =========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets, excluding
     dividends on securities sold short ..............        1.96%(C)          1.94%(C)
Expenses from dividends on securities sold short .....        0.47%(C)          0.36%(C)
                                                          ---------         ---------
Ratio of net expenses to average net assets ..........        2.43%(C)          2.30%(C)
                                                          ---------         ---------

Ratio of net investment income to average net assets .        2.32%(C)          2.31%(C)

Portfolio turnover rate ..............................          65%(C)            54%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.
(B) Total return excludes the effect of applicable sales loads and is not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
FINANCIAL HIGHLIGHTS
================================================================================
Per Share Data for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                   Period
                                                                    Ended
                                                               Dec. 31, 1999(A)
                                                                 (Unaudited)
--------------------------------------------------------------------------------
Net asset value at beginning of period                            $   10.00
                                                                  ---------
Income (loss) from investment operations:
     Net investment loss                                              (0.00)
     Net realized and unrealized gains on investments                  2.26
                                                                  ---------
Total from investment operations                                       2.26
                                                                  ---------

Net asset value at end of period                                  $   12.26
                                                                  =========

Total return(B)                                                      22.60%
                                                                  =========

Net assets at end of period (000's)                               $   3,147
                                                                  =========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets                           1.49%(C)

Ratio of net investment loss to average net assets                   (0.22%)(C)

Portfolio turnover rate                                                 43%(C)

(A) Represents the period from the initial public offering of shares (November 1, 1999) through December 31, 1999.
(B) Total return excludes the effect of applicable sales loads and is not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)
================================================================================
    Shares    COMMON STOCKS-- 56.1%                                    Value
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 2.6%
    65,900    Barrick Gold Corporation .........................    $  1,165,606
    60,000    Ethyl Corporation ................................         236,250
    23,000    Georgia Pacific (The Timber Group) ...............         566,375
    21,500    Newmont Mining Corporation .......................         526,750
                                                                    ------------
                                                                       2,494,981
                                                                    ------------
              CONSUMER, CYCLICAL-- 5.7%
     8,000    Borg-Warner Automotive, Inc. .....................         324,000
     8,000    Dayton-Hudson Corporation ........................         587,500
    20,250    GAP, Inc. ........................................         931,500
    20,000    Jones Apparel Group, Inc.* .......................         542,500
    20,500    Lowe's Companies, Inc. ...........................       1,224,875
     9,000    Mohawk Industries, Inc.* .........................         237,375
    22,500    Navistar International Corporation ...............       1,065,937
    18,572    Priority Healthcare Corporation* .................         537,413
                                                                    ------------
                                                                       5,451,100
                                                                    ------------
              CONSUMER, NON-CYCLICAL-- 14.5%
    19,000    Agribrands International, Inc.* ..................         874,000
    39,000    Amgen, Inc.* .....................................       2,342,437
    33,777    Bindley Western Industries, Inc. .................         508,766
    63,500    Bristol-Myers Squibb Company .....................       4,075,906
    34,000    Church & Dwight Company, Inc. ....................         907,375
     5,500    Coors (Adolph) Company - Class B .................         288,750
    34,000    Darden Restaurants, Inc. .........................         616,250
    20,500    IBP, Inc.* .......................................         369,000
    18,500    Michael Foods, Inc. ..............................         455,562
     9,000    Pfizer, Inc. .....................................         291,938
     7,000    Procter & Gamble Company .........................         766,937
     9,000    Schering-Plough Corporation ......................         379,688
    23,000    Smithfield Foods, Inc.* ..........................         552,000
    56,000    Supervalu, Inc. ..................................       1,120,000
     7,500    Tyco International, LTD ..........................         291,563
                                                                    ------------
                                                                      13,840,172
                                                                    ------------
              ENERGY-- 5.1%
    10,000    El Paso Energy Corporation .......................         388,125
    20,000    Exxon Mobil Corporation ..........................       1,611,250
    16,000    Helmerich & Payne, Inc. ..........................         349,000
    18,000    Santa Fe International Corporation ...............         465,750
    17,500    Tidewater, Inc. ..................................         630,000
    19,000    Transocean Sedco Forex, Inc. .....................         640,063
    24,500    The Williams Companies, Inc. .....................         748,781
                                                                    ------------
                                                                       4,832,969
                                                                    ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    Shares    COMMON STOCKS-- 56.1%                                    Value
--------------------------------------------------------------------------------
              FINANCE-- 1.8%
    39,000    Fidelity National Financial, Inc. ................    $    560,625
    37,000    Health Care REIT, Inc. ...........................         559,625
     5,000    J.P. Morgan & Company ............................         633,125
                                                                    ------------
                                                                       1,753,375
                                                                    ------------
              INDUSTRIAL -- 5.4%
    19,500    American Standard Company* .......................         894,562
    14,500    Briggs & Stratton Corporation ....................         777,562
     7,000    Donaldson Company, Inc. ..........................         168,438
    22,500    Lafarge Corporation ..............................         621,563
    30,000    Southdown, Inc. ..................................       1,548,750
    24,000    USG Corporation ..................................       1,131,000
                                                                    ------------
                                                                       5,141,875
                                                                    ------------
              INTERNATIONAL-- 0.5%
    20,000    WEBS - Japan Index Series ........................         326,250
     4,000    WEBS - Spain Index Series ........................         113,000
                                                                    ------------
                                                                         439,250
                                                                    ------------
              TECHNOLOGY-- 15.0%
    31,500    AT & T Corporation ...............................       1,598,625
    35,000    Cordant Technologies, Inc. .......................       1,155,000
    54,000    CTS Corporation ..................................       4,070,250
    46,100    Intel Corporation ................................       3,794,606
    10,200    Lucent Technologies, Inc. ........................         763,088
    15,600    Microsoft Corporation* ...........................       1,821,300
     8,500    Siliconix, Inc.* .................................       1,117,750
                                                                    ------------
                                                                      14,320,619
                                                                    ------------
              UTILITIES-- 5.5%
    33,000    Columbia Energy Group ............................       2,087,250
    30,500    Duke Energy Corporation ..........................       1,528,813
    55,400    Energen Corporation ..............................       1,000,662
    14,500    GPU, Inc. ........................................         434,094
     5,000    PECO Energy Company ..............................         173,750
                                                                    ------------
                                                                       5,224,569
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $36,219,022) ...........    $ 53,498,910
                                                                    ------------

================================================================================
 Par Value    CORPORATE BONDS -- 7.9%                                   Value
--------------------------------------------------------------------------------
$2,625,000    Ameritech Capital Funding, 5.95%, 1/15/38 ........    $  2,514,913
   500,000    AT&T Corporation, 5.625%, 3/15/04 ................         474,038
 1,200,000    First Maryland Bancorp., 6.875%, 6/01/09 .........       1,118,754
 3,000,000    Tennessee Valley Authority, 6.00%, 9/24/02 .......       2,952,045
   500,000    Wal-Mart Stores, 6.55%, 8/10/04 ..................         491,724
                                                                    ------------

              TOTAL CORPORATE BONDS (Amortized Cost $7,752,001)     $  7,551,474
                                                                    ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 Par Value    U.S. GOVERNMENT & AGENCY BONDS --  33.7%                  Value
--------------------------------------------------------------------------------
$3,000,000    U.S. Treasury Notes, 5.125%, 8/31/00 .............    $  2,984,064
 3,000,000    U.S. Treasury Notes, 6.25%, 4/30/01 ..............       3,002,814
 3,000,000    U.S. Treasury Notes, 6.50%, 5/31/01 ..............       3,012,189
 7,000,000    U.S. Treasury Notes, 5.50%, 1/31/03 ..............       6,833,750
 9,500,000    U.S. Treasury Notes, 6.25%, 2/15/07 ..............       9,348,598
   500,000    U.S. Treasury Bonds, 10.375%, 11/15/09 ...........         575,782
 2,000,000    U.S. Treasury Bonds, 10.00%, 5/15/10 .............       2,294,376
   500,000    Federal Home Loan Bank , 8.00%, 8/19/14 ..........         483,600
 3,000,000    Federal National Mortgage Association,
                6.78%, 10/30/02 ................................       2,985,030
   700,000    Federal National Mortgage Association,
                6.00%, 3/12/04 .................................         675,797
                                                                    ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
                (Amortized Cost $32,077,229) ...................    $ 32,196,000
                                                                    ------------

================================================================================
    Shares    SHORT TERM INVESTMENTS -- 1.7%                            Value
--------------------------------------------------------------------------------
 1,641,579    Firstar Stellar Treasury Fund (Cost $1,641,579)       $  1,641,579
                                                                    ------------

              TOTAL INVESTMENT SECURITIES-- 99.4%
                (Amortized Cost $77,689,831) ...................    $ 94,887,963

              OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.6% .....         582,006
                                                                    ------------

              NET ASSETS-- 100.0% ..............................    $ 95,469,969
                                                                    ============

* Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)
================================================================================
    Shares    COMMON STOCKS-- 97.3%                                     Value
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 2.6%
     3,145    Mueller Industries, Inc.* ........................    $    114,006
                                                                    ------------
              CONSUMER, CYCLICAL-- 32.4%
     2,780    Alaska Air Group, Inc.* ..........................          97,648
     7,200    America West Holding Corporation - Class B* ......         149,400
     4,500    Ames Department Stores, Inc.* ....................         129,656
     4,105    Arvin Industries, Inc. ...........................         116,479
     6,700    Dollar Thrifty Automotive Group, Inc.* ...........         160,381
     5,860    The Dress Barn, Inc.* ............................          97,423
     6,300    K-Swiss, Inc. ....................................         117,042
     6,800    LNR Property Corporation .........................         135,150
     4,250    NVR, Inc.* .......................................         202,938
     7,000    Ryan's Family Steak Houses, Inc.* ................          59,500
    13,900    Trans World Entertainment Corporation* ...........         145,950
                                                                    ------------
                                                                       1,411,567
                                                                    ------------
              CONSUMER NON-CYCLICAL-- 6.5%
     2,800    Agribrands International , Inc.* .................         128,800
     5,070    West Pharmaceutical Services, Inc. ...............         156,853
                                                                    ------------
                                                                         285,653
                                                                    ------------
              ENERGY-- 2.6%
     5,000    Southwest Gas Corporation ........................         115,000
                                                                    ------------
              INDUSTRIAL-- 29.2%
     6,800    Astec Industries, Inc.* ..........................         127,925
     3,950    Centex Construction Products, Inc. ...............         154,050
    10,000    JLG Industries, Inc. .............................         158,750
     6,440    Roadway Express, Inc. ............................         139,265
     6,500    Specialty Equipment Companies, Inc.* .............         155,594
     3,000    Tecumseh Products Company - Class B ..............         125,250
     6,600    Terex Corporation* ...............................         183,150
     3,400    Texas Industries, Inc. ...........................         144,712
     5,170    Yellow Corporation* ..............................          86,921
                                                                    ------------
                                                                       1,275,617
                                                                    ------------
              TECHNOLOGY-- 19.0%
     7,460    GenCorp, Inc. ....................................          73,668
     6,200    Graco, Inc. ......................................         222,425
     4,100    Progress Software Corporation* ...................         232,675
     2,300    Siliconix, Inc.* .................................         302,450
                                                                    ------------
                                                                         831,218
                                                                    ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    Shares    COMMON STOCKS -- 97.3% (Continued)                       Value
--------------------------------------------------------------------------------
              UTILITIES-- 5.0%
     4,900    Northwest Natural Gas Company ....................    $    107,494
     6,730    Public Service Company of New Mexico .............         109,362
                                                                    ------------
                                                                         216,856
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $4,312,857) ............    $  4,249,917
                                                                    ------------

================================================================================
    Shares    SHORT TERM INVESTMENTS -- 6.4%                           Value
--------------------------------------------------------------------------------
   279,290    Firstar Stellar Treasury Fund (Cost $279,290) ....    $    279,290

              TOTAL INVESTMENT SECURITIES-- 103.7%
                (Cost $4,592,147) ..............................    $  4,529,207

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (3.7)% ...       (160,717)
                                                                    ------------

              NET ASSETS-- 100.0% ..............................    $  4,368,490
                                                                    ============

*    Non-income producing securities

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)
================================================================================
    Shares    COMMON STOCKS-- 51.0%                                     Value
--------------------------------------------------------------------------------
              CONSUMER, CYCLICAL-- 7.7%
     5,500    Darden Restaurants, Inc. .........................    $     99,687
     3,000    Furniture Brands International, Inc.* ............          66,000
     3,550    Navistar International Corporation* ..............         168,181
     5,400    THQ, Inc.* .......................................         125,212
                                                                    ------------
                                                                         459,080
                                                                    ------------
              CONSUMER, NON-CYCLICAL-- 11.0%
     2,000    Amgen, Inc.* .....................................         120,125
       800    Andrx Corporation* ...............................          33,850
     4,700    IBP, Inc. ........................................          84,600
     2,000    IDEC Pharmaceuticals Corporation .................         196,500
     4,040    Michael Foods, Inc. ..............................          99,485
     1,600    Smithfield Foods, Inc.* ..........................          38,400
     4,000    Supervalu, Inc. ..................................          80,000
                                                                    ------------
                                                                         652,960
                                                                    ------------
              ENERGY-- 5.4%
     2,700    Diamond Offshore Drilling, Inc. ..................          82,519
     6,000    Ensco International, Inc. ........................         137,250
     2,900    Tidewater, Inc. ..................................         104,400
                                                                    ------------
                                                                         324,169
                                                                    ------------
              FINANCIAL-- 5.5%
     4,400    BancWest Corporation .............................          85,800
     1,000    Marsh & McLennan Companies, Inc. .................          95,688
       750    J.P. Morgan & Company ............................          94,969
       700    National Western Life Insurance Company* .........          48,038
                                                                    ------------
                                                                         324,495
                                                                    ------------
              INDUSTRIAL-- 1.7%
     1,900    Briggs & Stratton Corporation ....................         101,887
                                                                    ------------
              TECHNOLOGY-- 19.7%
     2,900    America Online, Inc.* ............................         218,769
     1,700    Apple Computer, Inc.* ............................         174,781
       700    Inet Technologies, Inc.* .........................          48,912
     1,650    Lucent Technologies, Inc. ........................         123,441
       750    MedImmune, Inc.* .................................         124,406
     3,700    Polycom, Inc.* ...................................         235,644
     1,000    Sun Microsystems, Inc.* ..........................          77,438
     3,000    Sybase, Inc.* ....................................          51,000
     2,600    Xilinx, Inc.* ....................................         118,219
                                                                    ------------
                                                                       1,172,610
                                                                    ------------

              TOTAL COMMON STOCK (Cost $2,180,858) .............    $  3,035,201
                                                                    ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
 Par Value    U.S. GOVERNMENT & AGENCY BONDS--  29.3%                   Value
--------------------------------------------------------------------------------
   750,000    Federal Home Loan Bank Discount Note, 1/6/00 .....    $    748,947
 1,000,000    Farmers Credit Discount Note, 1/12/00 ............         997,617
                                                                    ------------

              TOTAL U.S. GOVERNMENT & AGENCY BONDS
                (Cost $1,747,668) ..............................    $  1,746,564
                                                                    ------------

================================================================================
    Shares    SHORT TERM INVESTMENTS -- 2.1%                            Value
--------------------------------------------------------------------------------
   122,792    Firstar Stellar Treasury Fund (Cost $122,792) ....    $    122,792
                                                                    ------------

              TOTAL INVESTMENTS SECURITIES-- 82.4%
                (Amortized Cost $4,051,318) ....................    $  4,904,557
                                                                    ------------

              SEGREGATED CASH WITH BROKERS-- 58.7% .............       3,493,997

              SECURITIES SOLD SHORT-- (40.7)%
                (Proceeds $2,333,273) ..........................     (2,424,188)

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4)% ..        (21,373)
                                                                    ------------

              NET ASSETS-- 100.0% ..............................    $  5,952,993
                                                                    ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 1999 (Unaudited)
================================================================================
    Shares    COMMON STOCKS SOLD SHORT-- 40.7%                          Value
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 2.7%
     6,400    Lyondell Chemical Company ........................    $     81,600
     2,200    Monsanto Company .................................          78,375
                                                                    ------------
                                                                         159,975
                                                                    ------------
              CONSUMER, CYCLICAL-- 7.5%
       450    Amazon.com, Inc.* ................................          34,256
     3,500    The Walt Disney Company ..........................         102,375
     1,700    The Seagram Company Ltd. .........................          76,394
     2,500    SFX Entertainment, Inc.* .........................          90,469
     2,300    Sirius Satellite Radio, Inc.* ....................         102,350
     6,000    Venator Group, Inc.* .............................          42,000
                                                                    ------------
                                                                         447,844
                                                                    ------------
              CONSUMER, NON-CYCLICAL-- 7.9%
     5,250    Archer-Daniels-Midland Company ...................          63,984
     1,200    Campbell Soup Company ............................          46,425
     1,000    Coca-Cola Company ................................          58,250
     2,600    Coca-Cola Enterprises, Inc. ......................          52,325
     4,500    Dura Pharmaceuticals, Inc.* ......................          62,719
     2,000    The Gillette Company .............................          82,375
     2,640    Iron Mountain, Inc.* .............................         103,785
                                                                    ------------
                                                                         469,863
                                                                    ------------
              ENERGY-- 2.5%
     3,000    Kinder Morgan, Inc. ..............................          60,562
     1,500    USX - Marathon Group .............................          37,031
     4,100    Vintage Petroleum, Inc. ..........................          49,456
                                                                    ------------
                                                                         147,049
                                                                    ------------
              FINANCIAL-- 3.5%
     1,400    The Bank of New York Company, Inc. ...............          56,000
     3,200    W.R. Berkley Corporation .........................          66,800
     3,300    Ohio Casualty Corporation ........................          53,006
     2,500    Premier Bancshares, Inc. .........................          34,063
                                                                    ------------
                                                                         209,869
                                                                    ------------
              INDUSTRIAL-- 2.2%
     4,225    Norfolk Southern Corporation .....................          86,612
     2,500    Waste Management, Inc. ...........................          42,969
                                                                    ------------
                                                                         129,581
                                                                    ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
    Shares    COMMON STOCKS SOLD SHORT-- 40.7% (Continued)              Value
--------------------------------------------------------------------------------
              TECHNOLOGY-- 14.1%
     3,900    Cerner Corporation* ..............................    $     76,781
     3,750    Harris Corporation ...............................         100,078
     2,000    IGEN International, Inc.* ........................          59,500
     1,600    Incyte Pharmaceuticals, Inc.* ....................          96,000
     6,150    Loral Space & Communications Ltd.* ...............         149,522
     2,500    Network Associates, Inc.* ........................          66,719
     3,500    Photronics, Inc.* ................................         100,188
     2,000    Teligent, Inc.* ..................................         123,500
     3,500    World Access, Inc.* ..............................          67,375
                                                                    ------------
                                                                         839,663
                                                                    ------------
              UTILITIES-- 0.3%
     3,500    e.spire Communications, Inc.* ....................          20,344
                                                                    ------------

              TOTAL COMMON STOCK SOLD SHORT (Cost $2,333,273) ..    $  2,424,188
                                                                    ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS
December 31, 1999 (Unaudited)
================================================================================
    Shares    COMMON STOCK-- 92.8%                                      Value
--------------------------------------------------------------------------------
              BASIC MATERIALS-- 2.4%
     1,050    Weyerhauser Company ..............................    $     75,403
                                                                    ------------

              CONSUMER, CYCLICAL-- 1.5%
       950    Best Buy Company, Inc.* ..........................          47,678
                                                                    ------------

              CONSUMER, NON-CYCLICAL-- 7.4%
     1,950    Amgen, Inc.* .....................................         117,122
     3,800    Tupperware Corporation ...........................          64,363
     1,350    Tyco International, LTD ..........................          52,481
                                                                    ------------
                                                                         233,966
                                                                    ------------
              FINANCE-- 2.6%
       900    Providian Financial Corporation ..................          81,956
                                                                    ------------
              INDUSTRIAL-- 2.6%
     1,500    Briggs & Stratton Corporation ....................          80,438
                                                                    ------------
              TECHNOLOGY-- 76.3%
     1,325    ADC Telecommunications* ..........................          96,145
     1,575    Adaptec, Inc.* ...................................          78,553
     1,950    Adobe Systems, Inc. ..............................         131,137
     2,250    America Online, Inc.* ............................         169,734
     1,725    Apple Computer, Inc.* ............................         177,352
       700    Applied Materials, Inc.* .........................          88,681
     2,750    Compuware Corporation* ...........................         102,438
     1,950    EMC Corporation* .................................         213,037
     1,750    Gateway, Inc.* ...................................         126,109
     1,900    Lucent Technologies, Inc. ........................         142,144
     1,200    Microsoft Corporation* ...........................         140,100
     1,450    Network Appliance, Inc.* .........................         120,441
     1,500    Qualcomm, Inc.* ..................................         264,188
     1,350    Scientific-Atalanta, Inc. ........................          75,094
     1,150    Sun Microsystems, Inc.* ..........................          89,053
     2,950    Tellabs, Inc.* ...................................         189,353
       700    Texas Instruments ................................          67,813
       300    Yahoo!, Inc. .....................................         129,805
                                                                    ------------
                                                                       2,401,177
                                                                    ------------

              TOTAL COMMON STOCKS (Cost $2,496,426) ............    $  2,920,618
                                                                    ------------

THE JAMES LARGE CAP PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    Shares    SHORT TERM INVESTMENTS-- 18.2%                            Value
--------------------------------------------------------------------------------
   572,750    Firstar Stellar Treasury Fund (Cost $572,750) ....    $    572,750
                                                                    ------------

              TOTAL INVESTMENT SECURITIES-- 111.0%
                (Cost $3,069,176) ..............................    $  3,493,368

              LIABILITIES IN EXCESS OF OTHER ASSETS-- (11.0)% ..       (345,906)
                                                                    ------------

              NET ASSETS-- 100.0% ..............................    $  3,147,462
                                                                    ============

*    Non-income producing securities.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (Unaudited)
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), and The James Large Cap Plus Fund is a non-diversified series of the Trust. The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Large Cap Plus Fund commenced its public offering of shares on November 1, 1999.

The Golden Rainbow Fund seeks to provide total return through a combination of growth, income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in equity and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James") believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations. James selects stocks that it believes are undervalued and more likely to appreciate.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The James Large Cap Plus Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (The "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in common stocks of U. S. companies with large capitalizations. The Fund generally buys stocks in the S&P 500 Index and will typically hold 25-30 stocks.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with generally accepted accounting principles.

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to net asset value per share plus a sales load equal to 6.08% of net asset value (or 5.75% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fixed income securities generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities, without regard to sale or bid prices.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. At December 31, 1999, the Funds had no such outstanding purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales are fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments and securities sold short as of December 31, 1999:

--------------------------------------------------------------------------------------------------------------
                                                   The Golden       The James      The James        The James
                                                    Rainbow         Small Cap    Market Neutral  Large Cap Plus
                                                      Fund            Fund            Fund            Fund
                                                  ------------     -----------     -----------     -----------
Gross unrealized appreciation ................    $ 19,118,578     $   428,410     $ 1,188,406     $   475,461
Gross unrealized depreciation ................      (1,920,446)       (491,350)       (426,082)        (51,269)
                                                  ------------     -----------     -----------     -----------
Net unrealized appreciation (depreciation) ...    $ 17,198,132     $   (62,940)    $   762,324     $   424,192
                                                  ============     ===========     ===========     ===========
Federal income tax cost ......................    $ 77,689,831     $ 4,592,147     $ 1,718,045     $ 3,069,176
                                                  ============     ===========     ===========     ===========
--------------------------------------------------------------------------------------------------------------

As of December 31, 1999, The James Small Cap Fund had capital loss carryforwards for federal income tax purposes of $794, which expire in the year 2007. In addition, during the period from November 1, 1998 through June 30, 1999, The James Small Cap Fund and The James Market Neutral Fund had net realized capital losses of $13,288 and $853,779, respectively, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2000. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

2.   SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term U.S. government obligations for The Golden Rainbow Fund for the six months ended December 31, 1999 equaled $7,039,063 and $23,197,625, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the six months ended December 31, 1999 equaled $21,626,237 and $17,029,905, respectively, for The Golden Rainbow Fund, $1,576,506 and $2,695,319,
respectively, for The James Small Cap Fund, $1,185,183 and $2,659,244, respectively, for The James Market Neutral Fund and $2,604,217 and $111,709,
respectively, for The James Large Cap Plus Fund. For the six months ended December 31, 1999, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $4,151,512 and $2,298,606, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of James or Countrywide Fund Services, Inc. ("CFS"), the administrative services agent for the Trust.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets, and James agreed to waive a portion of its fee so that through September 30, 1999 the fee after waiver was 0.69%. Accordingly, James voluntarily waived $23,973 of management fees for the Fund during the six months ended December 31, 1999. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The Small Cap Fund and The Large Cap Plus Fund and 1.70% of The Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The Small Cap Fund, The Market Neutral Fund and The Large Cap Plus Fund except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Agreement with the Trust, CFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, CFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at the annual rate of 0.10% of the average value of each Fund's respective daily net assets up to $25 million; 0.075% of such assets from $25 million to $50 million; and 0.05% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, CFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee of $3,000 from The Golden Rainbow Fund and $2,000 from James with respect to each of the James Small Cap, Market Neutral Fund and The James Large Cap Plus Fund. In addition, CFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and CW Fund Distributors (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $18, $270, $260 and $263 from underwriting commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund, The James Market Neutral Fund and The James Large Cap Plus Fund, respectively. Additionally, the Distributor earned $1,784 and $105 from broker commissions on the sale of shares of The James Small Cap Fund and The James Large Cap Plus Fund, respectively.

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under each Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures. James agreed to limit the total operating expenses of The Golden Rainbow Fund to 1.00% of its average daily net assets through September 30, 1999, and to 1.09% for the period subsequent to September 30, 1999. Accordingly, James voluntarily waived $67,113 of distribution expenses for the Fund during the six months ended December 31, 1999.